Note 8 - Other Noncurrent Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	OTHER NONCURRENT ASSETS

Other noncurrent assets as of December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Non-current inventory	$208	$1,491
Long-term prepaid expenses	626	901
Security deposits	72	81
Total other noncurrent assets	$906	$2,473